INCOME TAXES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Net operating loss carry forwards	$ 5,014,461	$ 7,558,530
Less valuation allowance	(5,014,461)	(7,558,530)
Net deferred tax asset	$ 0	$ 0